CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - 6 months ended Dec. 31, 2022 - USD ($) $ in Millions	Total	Class A Common Stock	Class B Common Stock	Common Stock	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Treasury Stock	Additional Paid-in-Capital	Retained Earnings
Common stock, beginning balance (in shares) at Jul. 03, 2022					0	0
Beginning balance at Jul. 03, 2022	$ 0			$ 0			$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 19								19
Share subscriptions (in shares)	2,404,747
Share subscriptions	$ 52			52
Purchase of treasury stock	(330)						(330)
Capital contribution (in shares)					393,749,981	21,280
Capital contribution	2,636			2,358				278
Common stock, ending balance (in shares) at Dec. 31, 2022		396,154,728	21,280		396,154,728	21,280
Ending balance at Dec. 31, 2022	$ 2,377			$ 2,410			$ (330)	$ 278	$ 19